SCHEDULE I - PARENT COMPANY ONLY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Aug. 26, 2022	Dec. 31, 2021
Preferred Stock, Par Value	$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Authorized (in shares)	26,000,000	26,000,000		26,000,000
Preferred Stock, Shares Issued (in shares)	0	0		0
Preferred Stock, Shares outstanding (in shares)	0	0		0
Common units : Par Value (in dollars per unit)	$ 0.01	$ 0.01		$ 0.00
Common stock, Shares Authorized (In shares)	300,000,000	300,000,000		39,389,000
Common stock, Shares Issued (In shares)	75,628,000	75,020,000		34,523,000
Common stock, Shares Outstanding (In shares)	75,628,000	75,020,000		34,523,000
PARENT COMPANY ONLY
Preferred Stock, Par Value		$ 0.01		$ 0.01
Preferred Stock, Authorized (in shares)		26,000,000		26,000,000
Preferred Stock, Shares Issued (in shares)		0		0
Preferred Stock, Shares outstanding (in shares)		0		0
Common units : Par Value (in dollars per unit)		$ 0.01		$ 0.00
Common stock, Shares Authorized (In shares)		300,000,000		39,389,000
Common stock, Shares Issued (In shares)		75,020,000		34,523,000
Common stock, Shares Outstanding (In shares)		75,020,000		34,523,000
Series A Preferred Shares
Redeemable Common Preferred Shares, Issued (in shares)	23,587,952		23,587,952
Series A Redeemable Common Equivalent Preferred Units
Redeemable Common Preferred Units, Par Value (in dollars per unit)		$ 0.00		$ 0.00
Redeemable Common Preferred Units Authorized (in units)		222,150,000		222,150,000
Redeemable Common Preferred Shares, Issued (in shares)		0		222,150,000
Redeemable Common Preferred Units Outstanding (in units)		0		222,150,000
Series A Redeemable Common Equivalent Preferred Units | PARENT COMPANY ONLY
Redeemable Common Preferred Units, Par Value (in dollars per unit)		$ 0.00		$ 0.00
Redeemable Common Preferred Units Authorized (in units)		222,150,000		222,150,000
Redeemable Common Preferred Shares, Issued (in shares)		0		222,150,000
Redeemable Common Preferred Units Outstanding (in units)		0		222,150,000
Series B Redeemable Common Equivalent Preferred Units
Redeemable Common Preferred Units, Par Value (in dollars per unit)		$ 0.00		$ 0.00
Redeemable Common Preferred Units Authorized (in units)		17,000,000		17,000,000
Redeemable Common Preferred Shares, Issued (in shares)		0		17,000,000
Redeemable Common Preferred Units Outstanding (in units)		0		17,000,000
Series B Redeemable Common Equivalent Preferred Units | PARENT COMPANY ONLY
Redeemable Common Preferred Units, Par Value (in dollars per unit)		$ 0.00		$ 0.00
Redeemable Common Preferred Units Authorized (in units)		17,000,000		17,000,000
Redeemable Common Preferred Shares, Issued (in shares)		0
Redeemable Common Preferred Units Outstanding (in units)		0		17,000,000
Series A Redeemable Common Equivalent Preferred Shares [Member]
Redeemable Common Preferred Units, Par Value (in dollars per unit)	$ 0.01	$ 0.01		$ 0.01
Redeemable Common Preferred Units Authorized (in units)	24,000,000	24,000,000		24,000,000
Redeemable Common Preferred Shares, Issued (in shares)	23,566,000	23,588,000		23,588,000
Redeemable Common Preferred Units Outstanding (in units)	23,566,000	23,588,000		23,588,000
Temporary Equity, Liquidation Preference	$ 11.50	$ 11.50		$ 11.50
Series A Redeemable Common Equivalent Preferred Shares [Member] | PARENT COMPANY ONLY
Redeemable Common Preferred Units, Par Value (in dollars per unit)		$ 0.01		$ 0.01
Redeemable Common Preferred Units Authorized (in units)		24,000,000		24,000,000
Redeemable Common Preferred Shares, Issued (in shares)		23,588,000		23,588,000
Redeemable Common Preferred Units Outstanding (in units)		23,588,000		23,588,000
Temporary Equity, Liquidation Preference		$ 11.50		$ 11.50